Shareholders' Equity (Details) - USD ($)							12 Months Ended
	Jul. 31, 2025		May 15, 2025	Nov. 15, 2024	Jul. 31, 2024		Jul. 31, 2025		Jul. 31, 2023	Jul. 31, 2022
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	500,000,000		280,000,000				500,000,000
Ordinary shares par value (in Dollars per share)	$ 0.0001		$ 0.0001				$ 0.0001
Number of ordinary shares			1	1
Number of vote			one
Capital reserve (in Dollars)	$ 27,648,057				$ 23,839,454		$ 27,648,057		$ 18,883,327	$ 16,636,785
Percentage of tax profits							10.00%
Percentage of registered capital	50.00%				50.00%		50.00%
Retained earnings for their statutory reserves (in Dollars)	$ 31,862,339				$ 28,036,036		$ 31,862,339
Net Assets (in Dollars)	1,554,731				1,530,004		1,554,731
Tuwaii [Member]
Shareholders’ Equity [Line Items]
Retained earnings for their statutory reserves (in Dollars)	3,077						3,077
CTW Shanghai [Member]
Shareholders’ Equity [Line Items]
Retained earnings for their statutory reserves (in Dollars)					817
Japan, Yen
Shareholders’ Equity [Line Items]
Capital reserve (in Dollars)	$ 69,500,000				$ (673,339)		$ 69,500,000
Class A Ordinary Share [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	200,000,000	[1]	200,000,000		200,000,000	[1]	200,000,000	[1]
Ordinary shares par value (in Dollars per share)	$ 0.0001	[1]	$ 0.0001		$ 0.0001	[1]	$ 0.0001	[1]
Ordinary shares, shares issued	48,000,000	[1]	48,000,000		48,000,000	[1]	48,000,000	[1]
Class B Ordinary Share [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	20,000,000	[1]	19,999,999		20,000,000	[1]	20,000,000	[1]
Ordinary shares par value (in Dollars per share)	$ 0.0001	[1]	$ 0.0001		$ 0.0001	[1]	$ 0.0001	[1]
Ordinary shares, shares issued	12,000,000	[1]	1		12,000,000	[1]	12,000,000	[1]
Class B Ordinary Share [Member] | Mr. Sasaki. [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued			11,999,999

[1]	Retrospectively restated for effect of share reorganization (see Note 13); As of July 31, 2025, the Company’s authorized share capital consists of 500,000,000 ordinary shares of US$0.0001 par value each, comprising 200,000,000 Class A shares, 20,000,000 Class B shares and 280,000,000 ordinary shares authorized but not designated. The Board of Directors is authorized, prior to issuance, to designate any of the unissued 280,000,000 ordinary shares as either Class A or Class B.